Taxes on Income (Details) - Schedule of taxes on income included in statements of operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current:
Current income tax expense benefit	$ 323	$ 1,033	$ 587
Deferred:
Deferred income tax expense benefit	330	936	459
In Israel [Member]
Current:
Current income tax expense benefit	335	687	420
Deferred:
Deferred income tax expense benefit	1	(18)	(59)
Outside Israel [Member]
Current:
Current income tax expense benefit	(12)	346	167
Deferred:
Deferred income tax expense benefit	$ 6	$ (79)	$ (69)